Share-based compensation - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,122,006	3,511,922	3,730,580
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 14.5	$ 13.55	$ 14.09
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Number of share options exercisable in share-based payment arrangement | shares	1,920,804	1,916,888
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.66	$ 13.4
12.70- 14.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	2,384,840
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.43
Weighted average remaining contractual life of outstanding share options	2 years 1 month 6 days
Number of share options exercisable in share-based payment arrangement | shares	1,782,205
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.34
12.70- 14.50 [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	12.7
12.70- 14.50 [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.5
15.97- 21.64 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	737,166
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 17.97
Weighted average remaining contractual life of outstanding share options	4 years 4 months 24 days
Number of share options exercisable in share-based payment arrangement | shares	138,599
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 17.78
15.97- 21.64 [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	15.97
15.97- 21.64 [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 21.64